TAXES ON INCOME (Tables)	12 Months Ended
Dec. 31, 2015
Income Tax Disclosure [Abstract]
Schedule Of The Qualifying Percentage Of The Value Of The Productive Assets
The value of productive assets before the expansion (NIS in millions)	The new proportion that the required investment bears to the value of productive assets

Up to NIS 140	12%
NIS 140 - NIS 500	7%
More than NIS 500	5%

Schedule Of Income Tax Expense (Benefit)
	Year ended December 31,
	2013	2014	2015

Current	$2,967	$(3,382)	$3,895
Deferred	3,572	9,883	1,947

	$6,539	$6,501	$5,842

Domestic (Israel)	$1,150	$335	$(606)
Foreign	5,389	6,166	6,448

	$6,539	$6,501	$5,842

Schedule Of Deferred Income Taxes
	December 31,
	2014	2015
Deferred tax assets:

Net operating loss carry forward	$66,489	$64,476
Research and Development	7,702	5,147
Other temporary differences mainly relating to reserve and allowances	25,879	30,283

Deferred tax asset before valuation allowance	100,070	99,906
Valuation allowance	(95,928)	(97,899)

Deferred tax asset	4,142	2,007

Deferred tax liabilities:

Acquired intangibles	(381)	(185)

Deferred tax asset, net	$3,761	$1,822

Schedule Of Income (Loss) Before Taxes
	Year ended December 31,
	2013	2014	2015

Domestic	$(79,900)	$(81,227)	$14,479
Foreign	38,961	11,249	(7,626)

	$(40,939)	$(69,978)	$6,853

Schedule Of Income Tax Reconciliation
	Year ended December 31,
	2013	2014	2015
Income (Loss) before taxes as reported in the consolidated statements of operations	$(40,939)	$(69,978)	$6,853

Statutory tax rate	25%	26.5%	26.5%

Theoretical tax income on the above amount at the Israeli statutory tax rate	$(10,235)	$(18,544)	$1,816
Non-deductible expenses	9,459	2,741	1,527
Non-deductible expenses related to employee stock options	955	886	430
Changes in valuation allowance, net	4,223	20,286	2,003
Other	2,137	1,132	66

Actual tax expense	$6,539	$6,501	$5,842

Schedule Of Changes In Unrecognized Tax Benefits
	December 31,
	2014	2015

Uncertain tax positions, beginning of year	$9,145	$4,659
Decreases in tax positions for prior years	(4,486)	(3,772)
Increases in tax positions for prior years	-	2,875
Increase in tax position for current year	-	3,130

Uncertain tax positions, end of year	$4,659	$6,942